Shareholder Report, Line Graph (Details) LMF5500_Western Asset New York Municipals Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 10,703	$ 10,628	$ 10,330	$ 10,510	$ 10,999	$ 10,353	$ 10,104	$ 9,672	$ 9,463	$ 9,575	$ 11,183
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	11,869	11,726	11,371	11,342	11,872	11,252	10,835	10,282	10,015	10,000	$ 12,379
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg New York Municipal Bond Index
Accumulated Value	$ 11,714	$ 11,601	$ 11,241	$ 11,177	$ 11,694	$ 11,138	$ 10,784	$ 10,252	$ 10,021	$ 10,000	$ 12,208